******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2018 - 06/30/2019
KKR Income Opportunities Fund


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  (811-22543)


KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: July 1, 2018 - June 30, 2019


======================== KKR Income Opportunities Fund =========================


NUVEEN CREDIT STRATEGIES INCOME FUND

Ticker:       JQC            Security ID:  67073D102
Meeting Date: APR 10, 2019   Meeting Type: Annual
Record Date:  JAN 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director Judith M. Stockdale      For       Did Not Vote Management
1b.2  Elect Director Carole E. Stone          For       Did Not Vote Management
1b.3  Elect Director Margaret L. Wolff        For       Did Not Vote Management
1b.4  Elect Director William C. Hunter        For       Did Not Vote Management


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NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND

Ticker:       JRO            Security ID:  6706EN100
Meeting Date: APR 10, 2019   Meeting Type: Annual
Record Date:  JAN 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       Did Not Vote Management
1a.2  Elect Director Carole E. Stone          For       Did Not Vote Management
1a.3  Elect Director Margaret L. Wolff        For       Did Not Vote Management


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: JUL 31, 2018   Meeting Type: Annual
Record Date:  JUN 01, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James R. Abrahamson      For       For          Management
1.2   Elect Director Diana F. Cantor          For       For          Management
1.3   Elect Director Eugene I. Davis          For       For          Management
1.4   Elect Director Eric L. Hausler          For       For          Management
1.5   Elect Director Elizabeth I. Holland     For       For          Management
1.6   Elect Director Craig Macnab             For       For          Management
1.7   Elect Director Edward B. Pitoniak       For       For          Management
1.8   Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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VICI PROPERTIES, INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 30, 2019   Meeting Type: Annual
Record Date:  MAR 01, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Eric L. Hausler          For       For          Management
1d    Elect Director Elizabeth I. Holland     For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund


By (Signature and Title)* /s/ Suzanne Donohoe
		 Suzanne Donohoe
		 President


Date       7/30/19

* Print the name and title of each signing officer under his or her signature.